GENERAL (Details) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
GENERAL [Abstract]
Upfront payment received	$ 10,000
Potential milestone compensation	500,000
Preclinical milestone compensation	$ 30,000